Convertible Note	12 Months Ended
Mar. 31, 2023
Convertible Note [Abstract]
CONVERTIBLE NOTE

NOTE 12 – CONVERTIBLE NOTE

The Convertible Note 2022-1

On March 16, 2022, the Company entered into a securities purchase agreement with an institutional investor pursuant to which the Company issued an unsecured convertible promissory note with a 12-months maturity (the “Convertible Note 2022-1”) to the investor. The Convertible Note 2022-1 has the original principal amount of $2,804,848 including the original issue discount of $168,291 and the investor’s legal and other transaction costs of $20,000. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2022-1:

●	Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note.

●	Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 12% or 5%, depending on the nature of such event. If the Company files to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 22% per annum or the maximum rate permitted by applicable law.

●	Subject to adjustment as set forth in this Note, the price at which the lender has the right to convert all or any portion of the outstanding balance into ordinary shares is $0.30 per share.

Before adoption of ASU 2020-06, in accounting for the issuance of the Convertible Note 2022-1 under ASC 470, the Company separated the 2022 Convertible Note into liability and equity components. The carrying amount of the equity component representing the conversion option was $418,410. Equity component was determined by deducting the fair value of the liability component from the par value of the Convertible Note 2022-1. Equity component is not remeasured as long as it continues to meet the conditions for equity classification. The excess of the principal amount of the liability component over its carrying amount is amortized to interest expense over the term of the Convertible Note 2022-1.

In accounting for the issuance of the Convertible Note 2022-1 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. Debt issuance costs related to the Convertible Note 2022-1 comprised of commissions paid to third party placement agents, lawyers, and warrants value of $448,291. Issuance costs attributable to the liability component will be amortized to interest expense using the effective interest method over the contractual term. The effective interest rate for the Convertible Note 2022-1 is 26.16%.

The adjustments from adoption of ASU 2020-06 as of April 1, 2022 under modified retrospective method were as following:

	March 31, 2022	Adjustments	April 1, 2022
Liability component
Principal outstanding	$2,804,848	$-	$2,804,848
Unamortized issuance cost	(769,901)	341,619	(428,282)
Net carrying value	2,034,947	341,619	2,376,566

Equity component
Amount allocated to conversion option	418,410	(418,410)	-
Issuance cost	(66,873)	66,873	-
Equity component, net	351,537	(351,537)	-

*	The Company also recognized the cumulative adjustment to opening retained earnings as of April 1, 2022 of $9,918.

For the year ended March 31, 2023, the Company issued 4,748,930 ordinary shares with a fair value of $2,906,511 for principal and interest settlement of the Convertible Note 2022-1.

The Convertible Note 2022-2

On December 19, 2022, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on December 19, 2022 in the original principal amount of $1,595,000 (the “Convertible Note 2022-2”), convertible into ordinary shares, $0.08 par value per share, of the Company for $1,500,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2022-1:

●	Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note.

●	Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 15% or 5%, depending on the nature of such event. If the Company files to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 15% per annum or the maximum rate permitted by applicable law.

●	Subject to adjustment as set forth in this Note, the price at which the lender has the right to convert all or any portion of the outstanding balance into ordinary shares is $0.60 per share.

In accounting for the issuance of the Convertible Note 2022-2 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. Debt issuance costs related to the Convertible Note 2022-2 comprised of commissions paid to third party placement agents, lawyers, and warrants value of $220,035. Issuance costs attributable to the liability component will be amortized to interest expense using the effective interest method over the contractual term. The effective interest rate for the Convertible Note 2022-2 is 20.56%.

The Convertible Note 2023

On March 7, 2023, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on March 7, 2023 in the original principal amount of $2,126,667 (the “Convertible Note 2023”), convertible into ordinary shares, $0.08 par value per share, of the Company for $2,000,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2023:

●	Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note.

●	Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 15% or 5%, depending on the nature of such event. If the Company files to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 15% per annum or the maximum rate permitted by applicable law.

●	Subject to adjustment as set forth in this Note, the price at which the lender has the right to convert all or any portion of the outstanding balance into ordinary shares is $0.60 per share.

In accounting for the issuance of the Convertible Note 2023 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. Debt issuance costs related to the Convertible Note 2023 comprised of commissions paid to third party placement agents, lawyers, and warrants value of $211,702. Issuance costs attributable to the liability component will be amortized to interest expense using the effective interest method over the contractual term. The effective interest rate for the Convertible Note 2023 is 16.26%.

For the year ended March 31, 2023, the Company issued 987,881 ordinary shares with a fair value of $225,000 for principal and interest partial settlement of the Convertible Note 2023.

Net carrying amount of the liability component Convertible Notes dated as of March 31, 2023 were as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2022-2	$1,595,000	$(163,967)	$1,431,033
Convertible Note – 2023	1,902,639	(176,180)	1,726,459
Total	$3,497,639	(340,147)	$3,157,492

Net carrying amount of the liability component Convertible Notes dated as of March 31, 2022 were as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2022-1	$2,804,848	$(428,282)	$2,376,566

Amortization of issuance cost, debt discount and interest cost for the year ended March 31, 2023 were as follows:

	Issuance costs and debt discount	Convertible note interest	Total

Convertible Note – 2022-1	267,122	94,643	361,765
Convertible Note – 2022-2	56,068	27,233	83,301
Convertible Note – 2023	12,464	8,406	20,870
Total	$335,654	$130,282	$465,936

Amortization of issuance cost, debt discount and interest cost for the year ended March 31, 2022 were as follows:

	Issuance costs and debt discount	Convertible note interest	Total

Convertible Note – 2022-1	$20,008	$7,020	$27,028